Thrivent Moderately Conservative Allocation Portfolio Investment Objectives and Goals - Thrivent Moderately Conservative Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Moderately Conservative Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Moderately Conservative Allocation Portfolio (the "Portfolio") seeks long-term capital growth while providing reasonable stability of principal.